Bank Indebtedness	12 Months Ended
Dec. 31, 2025
Debt instruments held [abstract]
Bank Indebtedness

NOTE 13. BANK INDEBTEDNESS

At December 31, 2025, Precision had available $40 million (2024 – $40 million) and US$15 million (2024 – US$15 million) under secured operating facilities, and a secured US$40 million (2024 – US$40 million) facility for the issuance of letters of credit and performance and bid bonds to support international operations. As of December 31, 2025 and 2024, no amounts had been drawn on any of the facilities. Availability of the $40 million and US$40 million facilities was reduced by outstanding letters of credit in the amount of $6 million (2024 – $9 million) and US$31 million (2024 – US$23 million), respectively. The facilities are primarily secured by charges on substantially all present and future property of Precision and its material subsidiaries. Advances under the $40 million facility are available at the bank’s prime lending rate, Canadian Overnight Repo Rate Average (CORRA), U.S. base rate, U.S. SOFR rate plus applicable margin, or in combination, and under the US$15 million facility at the bank’s prime lending rate.